UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/14_

Item 1. Schedule of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 97.0%
Canada 1.4%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	26,368,000	$272,374,084

China 1.9%
China Mobile Ltd.	Wireless Telecommunication
	Services	4,859,500	47,510,347
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	45,284,500	123,826,288
[a]China Telecom Corp. Ltd., ADR	Diversified Telecommunication
	Services	735,230	37,276,161
[a]Dongfang Electric Corp. Ltd., H	Electrical Equipment	16,395,140	25,629,797
[b]Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	80,062,000	130,320,640
			364,563,233
Denmark 0.6%
[a]FLSmidth & Co. AS	Construction & Engineering	2,095,190	121,808,032

France 10.3%
Alstom SA	Electrical Equipment	2,493,182	98,566,076
AXA SA	Insurance	8,817,061	217,679,627
BNP Paribas SA	Banks	3,558,980	249,235,902
Cie Generale des Etablissements Michelin, B	Auto Components	2,151,125	265,099,902
Credit Agricole SA	Banks	14,535,330	226,785,969
Orange SA	Diversified Telecommunication
	Services	4,311,032	72,081,578
Sanofi	Pharmaceuticals	2,691,517	287,812,864
Total SA, B	Oil, Gas & Consumable Fuels	5,313,654	372,912,807
[b]Vivendi SA	Diversified Telecommunication
	Services	5,281,272	138,522,108
			1,928,696,833
Germany 5.6%
[b]Commerzbank AG	Banks	4,854,510	77,065,568
Deutsche Lufthansa AG	Airlines	13,821,291	364,590,265
Merck KGaA	Pharmaceuticals	993,692	170,685,971
[b]Metro AG	Food & Staples Retailing	1,283,070	53,558,823
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	706,419	156,587,973
SAP AG	Software	193,410	14,807,492
Siemens AG	Industrial Conglomerates	1,596,669	212,137,179
			1,049,433,271
India 0.7%
ICICI Bank Ltd., ADR	Banks	2,490,800	123,718,036

Ireland 1.6%
CRH PLC	Construction Materials	10,952,328	299,809,671

Israel 1.4%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	5,179,749	261,525,527

Italy 2.7%
Eni SpA	Oil, Gas & Consumable Fuels	6,671,477	169,983,506
Intesa Sanpaolo SpA	Banks	27,065,797	90,693,923
UniCredit SpA	Banks	29,238,098	254,897,253
			515,574,682
Japan 2.8%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	11,948,500	102,843,390
Mazda Motor Corp.	Automobiles	19,579,000	84,645,149
Nissan Motor Co. Ltd.	Automobiles	20,118,600	181,665,374

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2014 (unaudited) (continued)

Toyota Motor Corp.	Automobiles	2,602,310	147,304,425
			516,458,338
Netherlands 4.8%
Akzo Nobel NV	Chemicals	2,972,140	222,766,298
Fugro NV, IDR	Energy Equipment & Services	2,819,047	162,657,754
[b]ING Groep NV, IDR	Diversified Financial Services	13,344,341	186,919,431
Koninklijke Philips NV	Industrial Conglomerates	3,402,481	107,472,470
[b]QIAGEN NV	Life Sciences Tools & Services	2,769,365	63,538,916
Randstad Holding NV	Professional Services	1,341,726	78,066,325
TNT Express NV	Air Freight & Logistics	5,279,489	47,185,257
[c]TNT Express NV, 144A	Air Freight & Logistics	3,825,802	34,192,978
			902,799,429
Portugal 1.2%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	12,900,340	228,623,041

Russia 2.2%
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	1,740,790	98,493,898
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	9,487,292	181,871,388
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	7,206,502	133,248,222
			413,613,508
Singapore 2.5%
DBS Group Holdings Ltd.	Banks	8,010,734	107,963,957
[b]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	11,802,010	120,026,442
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	74,861,000	232,830,576
			460,820,975
South Korea 4.1%
KB Financial Group Inc.	Banks	4,960,243	168,872,778
POSCO	Metals & Mining	575,778	163,025,220
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	314,730	444,945,028
			776,843,026
Spain 1.3%
Telefonica SA	Diversified Telecommunication
	Services	13,999,911	234,941,002

Sweden 1.7%
Ericsson, B	Communications Equipment	13,222,750	165,679,556
Getinge AB, B	Health Care Equipment & Supplies	6,060,820	155,777,202
			321,456,758
Switzerland 4.5%
Credit Suisse Group AG	Capital Markets	8,543,380	253,992,378
Roche Holding AG	Pharmaceuticals	1,174,578	345,657,028
Swiss Re AG	Insurance	2,652,800	235,978,915
			835,628,321
Taiwan 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	11,862,358	47,198,235

Thailand 0.2%
Bangkok Bank PCL	Banks	8,099,000	45,610,807

Turkey 1.2%
[b]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	14,355,442	222,509,351

United Kingdom 11.1%
Aviva PLC	Insurance	30,637,172	269,087,085
BAE Systems PLC	Aerospace & Defense	14,860,062	105,384,452
BP PLC	Oil, Gas & Consumable Fuels	22,801,450	192,239,817

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2014 (unaudited) (continued)
GlaxoSmithKline PLC	Pharmaceuticals	10,166,128	272,809,694
HSBC Holdings PLC	Banks	18,264,140	192,581,429
[b]International Consolidated Airlines Group SA	Airlines	25,682,577	169,436,348
Kingfisher PLC	Specialty Retail	36,340,979	238,778,699
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	5,497,253	224,366,278
Serco Group PLC	Commercial Services & Supplies	21,201,298	132,053,844
Tesco PLC	Food & Staples Retailing	30,597,529	155,678,803
Vodafone Group PLC	Wireless Telecommunication
	Services	38,800,571	136,249,537
			2,088,665,986
United States 32.9%
American International Group Inc.	Insurance	4,389,490	237,339,724
Amgen Inc.	Biotechnology	2,343,210	271,788,928
Baker Hughes Inc.	Energy Equipment & Services	4,126,284	290,985,548
Best Buy Co. Inc.	Specialty Retail	2,661,560	73,618,750
[b]Brocade Communications Systems Inc.	Communications Equipment	9,402,840	85,753,901
Chevron Corp.	Oil, Gas & Consumable Fuels	1,528,510	187,685,743
Cisco Systems Inc.	Communications Equipment	11,340,960	279,214,435
Citigroup Inc.	Banks	5,927,580	281,974,981
Comcast Corp., Special A	Media	5,034,630	260,995,219
CVS Caremark Corp.	Food & Staples Retailing	2,510,650	196,634,108
FedEx Corp.	Air Freight & Logistics	870,880	125,546,061
[b]Forest Laboratories Inc.	Pharmaceuticals	2,060,010	195,247,748
Halliburton Co.	Energy Equipment & Services	2,960,279	191,352,435
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	8,504,900	284,914,150
JPMorgan Chase & Co.	Banks	3,542,510	196,857,281
Medtronic Inc.	Health Care Equipment & Supplies	4,272,880	260,773,866
Merck & Co. Inc.	Pharmaceuticals	5,009,330	289,839,834
Microsoft Corp.	Software	10,439,430	427,390,264
Morgan Stanley	Capital Markets	7,599,670	234,525,816
[b,d]Navistar International Corp.	Machinery	5,754,190	197,196,091
[b]News Corp., A	Media	2,728,302	46,544,832
Noble Corp. PLC	Energy Equipment & Services	6,111,990	192,283,205
Pfizer Inc.	Pharmaceuticals	10,415,680	308,616,598
[b]Sprint Corp.	Wireless Telecommunication
	Services	4,088,454	39,044,736
SunTrust Banks Inc.	Banks	4,098,280	157,046,090
Target Corp.	Multiline Retail	1,822,100	103,422,396
Twenty-First Century Fox Inc., A	Media	5,686,150	201,346,571
United Parcel Service Inc., B	Air Freight & Logistics	2,154,350	223,793,878
Verizon Communications Inc.	Diversified Telecommunication
	Services	1,870,841	93,336,257
The Walt Disney Co.	Media	2,778,316	233,406,327
			6,168,475,773
Total Common Stocks (Cost $13,720,768,871)			18,201,147,919
Preferred Stocks (Cost $241,450,362) 1.0%
Brazil 1.0%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	12,771,269	190,675,046

Total Investments before Short Term Investments (Cost $13,962,219,233)			18,391,822,965

Short Term Investments 2.8%		Principal Amount*
Time Deposits 2.2%
Canada 1.6%
Bank of Montreal, 0.05%, 6/02/14		$200,000,000	200,000,000
Royal Bank of Canada, 0.05%, 6/02/14		100,000,000	100,000,000
			300,000,000
United States 0.6%
Scotia Capital Markets, 0.03%, 6/02/14		110,000,000	110,000,000

Templeton Growth Fund, Inc.

Statement of Investments, May 31, 2014 (unaudited) (continued)
Total Time Deposits (Cost $410,000,000)		410,000,000
Total Investments before Money Market Funds (Cost $14,372,219,233)		18,801,822,965
	Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$113,845,552) 0.6%
Money Market Funds 0.6%
United States 0.6%
[e]BNY Mellon Overnight Government Fund, 0.056%	113,845,552	113,845,552
Total Investments (Cost $14,486,064,785) 100.8%		18,915,668,517
Other Assets, less Liabilities (0.8)%		(141,387,972)
Net Assets 100.0%		$18,774,280,545

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	A portion or all of the security is on loan at May 31, 2014.
[b]	Non-income producing.
[c]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2014, the aggregate value of this security was $34,192,978, representing 0.18% of net assets.
[d]	See Note 5 regarding holdings of 5% voting securities.
[e]	The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value. Time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,503,506,693

Unrealized appreciation	$5,190,470,770
Unrealized depreciation	(778,308,946)
Net unrealized appreciation (depreciation)	$4,412,161,824

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment		Realized Capital
Name of Issuer	of Period	Additions	Reductions	Period	Period		Income		Gain (Loss)
Controlled Affiliates[a]
Templeton China Opportunities Fund, Ltd., Reg D	8,404,428	8,413,878	16,818,306	-	$-		$-		$4,339,701
Non-Controlled Affiliates
Brocade Communications Systems Inc.	23,407,480	-	14,004,640	9,402,840	$-	b	$	- $	50,425,673
Navistar International Corp.	5,754,190	-	-	5,754,190	197,196,091		-		-
Total Non-Controlled Affiliates					197,196,091			-	50,425,673

Total Affiliated Securities (Value is 1.05% of Net Assets)					$197,196,091		$	- $	54,765,374

[a] Issuer in which the Fund owns 25% or more of the outstanding voting securities.
[b] As of May 31, 2014, no longer an affiliate.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$18,391,822,965	$-	$	- $	18,391,822,965
Short Term Investments	-	523,845,552		-	523,845,552
Total Investments in Securities	$18,391,822,965	$523,845,552	$	- $	18,915,668,517

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 28, 2014